Finance income and costs	12 Months Ended
Dec. 31, 2019
Finance income and costs
Finance income and costs

7.    Finance income and costs

An analysis of finance income and costs is as follows:

	Period from 19	Period from 1	Year ended 31	Year ended 31
	December to 31	January to 18	December	December
	December 2019	December 2019	2018	2017
	Successor (NFH)	Predecessor (HHH)
Finance costs:
Interest on bank borrowings	25,787	30,207	27,928	15,606
Interest on lease liabilities (Note 12)	3,716	102,523	—	45
	29,503	132,730	27,928	15,651
Less: interest capitalized	—	—	(8,508)	(2,243)
	29,503	132,730	19,420	13,408
Finance income:
Interest income	779	2,127	2,543	1,862

Finance costs, net	28,724	130,603	16,877	11,546